Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Inventory [Line Items]
Finished goods and work-in-process	$ 104	$ 98	$ 93
Raw materials and supplies	27	28	24
Total inventories	$ 131	$ 126	$ 117